Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 121,079	$ 143,148
State	22,825	43,756
Foreign	123	(304)
Total current	144,027	186,600
Deferred:
Federal	(20,775)	(8,016)
State	(9,057)	2,625
Foreign	394	(2,387)
Total deferred	$ (29,438)	$ (7,778)